Commitments and Contingencies - Schedule of Purchase Commitments in Connection With Commodity Streams (Detail)	Dec. 31, 2021 $ / per_Oz oz
Relief Canyon [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	4.00%
Gold Commodity Type [member] | Black Fox [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	8.00%
Gold Commodity Type [member] | Black Fox [member] | Lesser of $566 and Prevailing Market Price [member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price | $ / per_Oz	566
Gold Commodity Type [member] | Hugo North Extension and Heruga [member] | Before 8.6 million Ounces Produced [member] | Lesser of 220 and Prevailing Market Price [member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price | $ / per_Oz	220
Gold Commodity Type [member] | Karma [member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price percentage of market price	20.00%
Gold Commodity Type [member] | Karma [member] | After 26875 Ounces Over 5 Years [Member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	1.625%
Gold Commodity Type [member] | Santa Elena [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	20.00%
Gold Commodity Type [member] | Santa Elena [member] | Lesser of 468 and prevailing market price [member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price | $ / per_Oz	468
Gold Commodity Type [member] | Relief Canyon [member]
Commitments and Contingencies [Line Items]
Threshold, percentage life of mine or relevant weight commodity change | oz	32,022
Gold Commodity Type [member] | Vatukoula [Member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	2.90%
Commodity per ounce purchase price percentage of market price	20.00%
Threshold, percentage life of mine or relevant weight commodity change | oz	25,920
Copper Commodity Type [member] | Chapada Mine [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	4.20%
Commodity per ounce purchase price percentage of market price	30.00%
Copper Commodity Type [member] | Hugo North Extension and Heruga [member] | Below 560 Metres Threshold [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	0.42%
Gold and Silver Commodity Type [member] | Hugo North Extension [member] | Below 560 Metres Threshold [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	5.62%
Gold and Silver Commodity Type [member] | Heruga [member] | Below 560 Metres Threshold [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	4.26%
Gold and Silver Commodity Type [member] | Relief Canyon [member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	4.00%
Silver Commodity Type [member] | Yamana Silver Stream [member]
Commitments and Contingencies [Line Items]
Commodity per ounce purchase price percentage of market price	30.00%
Threshold, percentage life of mine or relevant weight commodity change | oz	7,000,000.0
Silver Commodity Type [member] | Yamana Silver Stream [member] | Up to delivery of 7 million ounces [Member]
Commitments and Contingencies [Line Items]
Percentage of life of mine gold or relevant commodity	20.00%